Tidal Trust IV

234 West Florida Street, Suite 700

Milwaukee, WI 53204

November 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust IV (the “Trust”)
File Nos. 333-285633, 811-24061

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 28, 2026, and filed electronically as Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A on October 28, 2026.

If you have any questions or require further information, please contact Dianne Descoteaux at (262) 276-0673 or ddescoteaux@tidalfg.com.

Sincerely,

/s/ Dianne Descoteaux

Dianne Descoteaux

Senior Counsel II

Tidal Investments LLC, on behalf of Tidal Trust IV